Supplementary Disclosures Of Cash Flow Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Disclosures Of Cash Flow Information [Abstract]
Interest capitalized	$ 0.1	$ 0.1	$ 0.1
Cash paid to NTELOS Inc. associated with the Business Separation		315
Cash paid to settle intercompany debt obligation		$ 177.1